Statement of Stockholders Equity (Deficit) (USD $)	Total	COMMON STOCK	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ADDITIONAL PAID IN CAPITAL	DEFICIT ACCUMULATED DURING DEVELOPMENT STAGE
Beginning Balance at Apr. 05, 2011
Beginning Balance, shares at Apr. 05, 2011
Share issued for cash at $1 per common share	2	2
Share issued for cash at $1 per common share, shares		1
Imputed interest from a shareholder loan	1,419			1,419
Other Comprehensive Income	(247)		(247)
Net loss for the Period	159,387				(159,387)
Balance at Mar. 31, 2012	$ (158,213)	$ 2	$ (247)	$ 1,419	$ (159,387)
Balance, shares at Mar. 31, 2012		1